Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-98.45%
Alabama-2.37%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$600	$589,884

Black Belt Energy Gas District (The);
Series 2022 C-1, RB(a)	5.25%	06/01/2029	5,750	6,008,329

Series 2022 F, RB	5.25%	12/01/2027	1,500	1,564,420

Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,650,967

Fairfield (City of), AL; Series 2012, GO Wts. (Acquired 04/30/2012; Cost $3,622,756)(b)(c)	6.00%	06/01/2031	3,585	2,868,000

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	54,000

Series 2014, RB (Acquired 09/28/2019; Cost $2,410,793)(c)	3.50%	07/01/2026	5,022	3,013,491

Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	770	761,725

Series 2016 A, RB	5.25%	08/01/2030	200	190,964

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,290,106

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,332,323

Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(d)	5.25%	01/01/2029	25	25,032

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	4,000	3,544,969

				31,894,210

American Samoa-0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,035,881

Arizona-3.49%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	515,501

Series 2017 A, Ref. RB	5.00%	07/01/2031	515	535,601

Series 2017 A, Ref. RB	5.00%	07/01/2032	545	565,856

Series 2017 A, Ref. RB	5.00%	07/01/2033	575	596,026

Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,880,988

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,295	3,378,473

Series 2017, Ref. RB(e)	6.00%	07/01/2047	1,385	1,402,847

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	310	310,902

Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	655	609,693

Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada); Series 2021 A, Ref. RB(e)	4.00%	07/15/2041	530	433,161

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	729,302

Series 2019, RB(e)	5.00%	07/01/2039	2,135	1,966,231

Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,365	2,358,032

Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(e)	4.75%	12/15/2028	1,440	1,441,589

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	865	868,758

Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(e)	5.00%	12/15/2039	400	378,453

Series 2019 A, IDR(e)	5.00%	12/15/2049	700	616,027

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022, RB(a)(f)	5.00%	09/01/2027	2,000	2,050,885

Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	155	154,742

Series 2018 A, Ref. RB	5.00%	07/01/2038	320	275,386

Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,005

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona-(continued)
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	$2,745	$2,738,778

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2039	2,250	2,117,098

Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	2,900	2,902,714

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(e)	5.75%	07/01/2024	175	175,600

Series 2015, Ref. RB(e)	5.00%	07/01/2035	2,820	2,777,201

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	650	644,766

Series 2015, Ref. RB(e)	5.38%	06/15/2035	3,370	3,409,698

Series 2019, Ref. RB(e)	5.00%	06/15/2034	620	621,889

Series 2022, Ref. RB(e)	4.00%	06/15/2031	545	515,999

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,505	4,391,122

Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	1,725	1,680,324

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	230	227,947

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	1,000	967,794

Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	301,006

Series 2019, RB(e)	5.00%	07/01/2034	400	396,295

Series 2019, RB(e)	5.00%	07/01/2039	500	476,596

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	150	140,415

Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	350,385

Series 2021 A, Ref. RB	4.00%	12/01/2030	495	450,166

Series 2021 A, Ref. RB	4.00%	12/01/2031	465	416,985

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	6.13%	10/01/2052	300	181,690

				46,957,926

Arkansas-1.54%
Arkansas (State of) Development Finance Authority (Big River Steel);
Series 2019, RB(e)(f)	4.50%	09/01/2049	7,000	6,219,638

Series 2020, RB(e)(f)	4.75%	09/01/2049	7,370	6,730,261

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	8,000	7,816,318

				20,766,217

California-7.66%
California (State of);
Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	1,415	1,428,382

Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,490,164

Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,583,884

Series 2023, GO Bonds	4.00%	10/01/2050	3,000	2,956,682

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2022 A-1, RB(a)	4.00%	08/01/2028	21,065	21,016,563

Series 2023, RB(a)	5.00%	08/01/2029	2,500	2,628,914

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,232

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,225	1,225,034

California (State of) Housing Finance Agency (Social Certificates); Series 2023 1, RB	4.38%	09/20/2036	2,500	2,472,244

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(e)	5.00%	06/01/2028	700	692,998

Series 2018 A, RB(e)	5.00%	06/01/2038	845	794,825

California (State of) Municipal Finance Authority (Palomar Health);
Series 2022 A, Ref. COP (INS - AGM)(d)	5.25%	11/01/2035	1,200	1,328,679

Series 2022 A, Ref. COP (INS - AGM)(d)	5.25%	11/01/2036	1,250	1,371,229

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(f)	4.00%	07/15/2029	7,000	6,822,196

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(a)(f)	4.13%	10/01/2025	$4,000	$4,024,069

California (State of) Pollution Control Financing Authority;
Series 2012, RB(e)(f)	5.00%	07/01/2037	2,000	2,003,659

Series 2012, RB(e)(f)	5.00%	11/21/2045	4,230	4,207,324

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(b)(c)(e)(f)	7.00%	12/01/2027	710	71,000

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(c)(e)(f)	7.50%	07/01/2032	4,950	247,500

Series 2020, RB(b)(e)(f)	7.50%	07/01/2032	1,000	130,000

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	4,100	4,343,786

California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,013,135

California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	250	243,373

California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	930	930,371

California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, RB(e)	5.00%	08/01/2033	815	829,311

Series 2023, RB(e)	5.25%	08/01/2038	500	500,356

California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2039	740	726,748

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	6,250	6,170,721

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	4.00%	06/01/2026	310	302,562

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2034	500	507,736

Series 2014, RB	5.50%	12/01/2054	10,268	10,208,867

Series 2016 A, RB(e)	5.25%	12/01/2056	3,000	2,820,957

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	900,608

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(d)(f)	5.00%	07/01/2048	2,000	2,106,651

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(g)	5.00%	06/01/2027	145	157,486

North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	605,705

Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(d)	3.00%	08/01/2048	1,000	778,907

Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,414,999

Sacramento (County of), CA (Metro Air Park Community);
Series 2022, Ref. RB	5.00%	09/01/2029	2,000	2,101,836

Series 2022, Ref. RB	5.00%	09/01/2030	2,000	2,110,361

West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,630	2,634,522

				103,041,576

Colorado-6.83%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,288,316

Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	713	675,232

Arista Metropolitan District; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,200,431

Baseline Metropolitan District No. 1;
Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,510,820

Seires 2018 A-2, RB	5.50%	12/01/2034	1,000	1,015,226

Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	503,517

Series 2020 A, GO Bonds	5.00%	12/01/2040	515	466,407

Canyon Pines Metropolitan District; Series 2022 A, GO Bonds(h)	0.00%	12/01/2027	8,770	6,183,201

Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,023,422

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,037,358

Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	999,605

Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,819,540

Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	4,035	3,570,989

Series 2021 A, RB	5.00%	05/15/2044	1,170	919,046

Series 2021 B, RB	2.63%	05/15/2029	1,125	997,970

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.00%	11/01/2027	$600	$632,213

Series 2022, RB	5.00%	11/01/2028	500	532,537

Series 2022, RB	5.00%	11/01/2029	900	969,205

Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	527,602

Series 2017 A, Ref. RB	5.00%	05/15/2026	475	477,834

Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,710,829

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	105	95,846

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	1,285	1,006,810

Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	1,000	992,304

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	1,000	985,905

Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,170,848

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,000	1,000,453

Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	328,496

Series 2018, COP	5.00%	12/01/2029	500	527,170

Series 2018, COP	5.00%	12/01/2030	350	369,246

Series 2018, COP	5.00%	12/01/2031	375	394,947

Series 2018, COP	5.00%	12/01/2032	455	477,739

Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,369	1,346,593

Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	2,185	2,169,396

Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,387,318

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,524,975

Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	603,571

Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	675	658,352

Highlands Metropolitan District No. 1; Series 2021, GO Bonds	4.00%	12/01/2031	1,190	1,063,131

Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,254	1,259,528

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,275,286

Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	860,487

Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2039	700	660,912

Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	794,087

Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,197,349

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,096,550

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,445	1,417,887

Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	472,541

Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,139,245

Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,041,919

Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	540	457,869

Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,386,347

Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,205,343

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,030,300

Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,598,702

Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	1,945	1,654,982

Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,334,089

St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,460,737

Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,403,528

Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	822	693,332

Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,735,839

Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	147,336

Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	547,422

Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	919,074

				91,955,091

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut-0.17%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	$2,390	$2,296,613

Delaware-0.15%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	1,938	1,945,789

District of Columbia-2.82%
District of Columbia; Series 2013, RB	5.00%	10/01/2035	1,285	1,262,072

District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	950	913,085

Series 2017 A, RB	5.00%	07/01/2032	1,500	1,453,129

District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	23,725	24,424,202

Metropolitan Washington Airports Authority; Series 2015 B, Ref. RB(f)	5.00%	10/01/2032	9,575	9,818,378

				37,870,866

Florida-4.70%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,561)(c)	5.63%	11/15/2029	185	156,557

Series 2014, RB	6.00%	11/15/2029	1,000	851,247

Series 2014, RB (Acquired 01/17/2020; Cost $1,408,179)(c)	6.00%	11/15/2034	1,500	1,157,158

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	965	632,750

Series 2022 B, RB(e)	6.50%	11/15/2033	100	88,483

Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	35	35,714

Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	10,000	10,045,483

Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(f)	6.75%	04/01/2025	35	35,095

Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	842,610

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2035	1,085	1,039,144

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB(b)	4.00%	07/01/2028	750	60,000

Series 2018 B, RB(b)	4.25%	07/01/2033	625	50,000

Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2041	465	418,024

Series 2021, RB(e)	3.25%	06/01/2031	230	196,340

Series 2021, RB(e)	5.00%	06/01/2041	1,295	1,164,174

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	1,000	957,610

Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(e)	4.00%	06/15/2031	700	635,921

Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	6,310	5,877,530

Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(e)(f)	5.00%	10/01/2029	895	901,312

Series 2021, RB(e)(f)	4.00%	10/01/2041	1,800	1,467,351

Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(a)(e)(f)	7.25%	10/03/2023	3,000	3,049,487

Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(e)	5.25%	06/15/2029	1,000	988,290

Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	3,000	2,951,756

Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	430,232

Series 2020 C, Ref. RB(e)	5.00%	09/15/2040	400	353,361

Florida Development Finance Corp. (River City Science Academy); Series 2022, RB	4.00%	07/01/2031	345	332,538

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(e)(f)	6.25%	01/01/2024	3,405	3,390,377

Series 2019 A, Ref. RB(a)(e)(f)	6.38%	01/01/2026	5,000	4,775,006

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,140	1,118,975

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,805	3,658,152

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	480	468,865

Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,183,751

Miami-Dade (County of), FL;
Series 2014, Ref. RB(f)	5.00%	10/01/2031	3,000	3,035,128

Series 2014, Ref. RB(f)	5.00%	10/01/2032	5,000	5,057,616

Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	10	10,002

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida-(continued)
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	$1,010	$1,011,766

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2039	300	278,784

Series 2019, Ref. IDR	5.00%	01/01/2049	1,750	1,498,166

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(f)	5.88%	01/01/2033	3,000	3,016,191

				63,220,946

Georgia-0.61%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	811,115

Burke (County of), GA Development Authority (Georgia Power Company); Series 1996, RB(a)	3.88%	03/06/2026	2,750	2,745,391

Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,847,424

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(d)	5.00%	12/01/2023	5	5,007

Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	320	318,034

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,514,339

				8,241,310

Guam-0.54%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,036,110

Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,473,598

Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,733,130

				7,242,838

Idaho-0.35%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,015	988,645

Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	170	171,156

Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	1,818,993

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	550,078

Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,106,457

Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,448

				4,765,777

Illinois-9.04%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	820	800,981

Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	420	418,120

Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	475	472,598

Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(e)	4.00%	12/01/2028	1,440	1,347,387

Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	455,304

Series 2018 A, Ref. RB	5.00%	01/01/2025	485	485,158

Series 2018 A, Ref. RB	5.00%	01/01/2026	505	503,892

Series 2018 A, Ref. RB	5.00%	01/01/2027	530	528,263

Chicago (City of), IL;
Series 2014 A, Ref. GO Bonds(g)	5.00%	01/01/2035	11,270	11,370,398

Series 2014, RB (INS - BAM)(d)	5.00%	01/01/2039	2,000	2,008,486

Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,062,015

Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,595,787

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(f)	5.00%	01/01/2030	$5,290	$5,292,110

Series 2015 C, RB(f)	5.00%	01/01/2046	3,500	3,507,521

Series 2017 D, RB	5.25%	01/01/2029	1,500	1,612,059

Series 2017 D, RB	5.25%	01/01/2030	3,000	3,217,904

Series 2017 G, RB(f)	5.25%	01/01/2028	250	262,073

Series 2017 G, RB(f)	5.25%	01/01/2029	350	367,885

Series 2017 G, RB(f)	5.25%	01/01/2030	400	421,003

Series 2017 G, RB(f)	5.25%	01/01/2031	350	368,516

Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2025	1,000	901,013

Series 2012 A, GO Bonds	5.00%	12/01/2042	15,000	14,421,865

Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,011,552

Series 2017 H, GO Bonds	5.00%	12/01/2036	4,000	4,043,255

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,009,114

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,064,669

Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	245	203,879

Series 2021, RB(e)	4.38%	04/01/2041	830	620,281

Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	335	335,822

Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,183,855

Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(d)(i)(j)	6.00%	11/01/2026	3,500	3,679,174

Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,129,842

Series 2020 A, GO Bonds(i)(j)	6.00%	05/01/2025	2,500	2,607,060

Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,245,645

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,814,680

Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	136,917

Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,009,601

Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,009,238

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	255	258,364

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	1,999,809

Series 2019 A, Ref. RB	5.00%	11/01/2035	2,020	1,823,500

Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB (Acquired 04/12/2017; Cost $1,131,355)(c)	5.00%	05/15/2024	570	562,255

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	628,959

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(g)	5.25%	08/15/2023	160	160,486

Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(g)	5.00%	05/15/2025	110	112,387

Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	2,000	1,819,140

Series 2019 A, RB(e)	6.13%	04/01/2049	3,000	2,810,034

Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	436,443

Series 2017, Ref. RB	5.00%	08/01/2028	500	514,324

Series 2017, Ref. RB	5.00%	08/01/2029	325	334,452

Series 2017, Ref. RB	5.00%	08/01/2030	380	390,733

Series 2017, Ref. RB	5.00%	08/01/2031	375	385,178

Series 2017, Ref. RB	5.00%	08/01/2033	470	481,093

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,812,839

Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,460	1,409,203

Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	45	45,039

Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	130	130,068

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2022 B, RB	5.00%	12/15/2027	3,000	3,072,944

Illinois (State of) Regional Transportation Authority; Series 2018 B, RB(j)	5.00%	06/01/2030	3,000	3,302,555

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	$82	$81,758

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	880	838,071

Yorkville (United City of), IL (Raintree Village); Series 2013, Ref. RB	4.60%	03/01/2025	640	631,771

				121,566,327

Indiana-1.30%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	300	273,618

Indiana (State of) Finance Authority; Series 2022, Ref. RB(a)(f)	4.50%	11/15/2023	10,000	9,967,343

Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	815	808,207

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,580	1,550,400

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,857,423

Lake County 2000 Building Corp.; Series 2012, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	1,520	1,519,264

Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(e)	5.10%	01/01/2032	555	476,522

Whiting (City of), IN (BP Products North America Inc.); Series 2015, RB(a)(f)	4.40%	06/10/2031	1,000	1,020,483

				17,473,260

Iowa-2.33%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	487,215

Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	610,827

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,775,472

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(a)	4.00%	12/01/2032	9,000	8,853,288

Series 2022, Ref. RB	5.00%	12/01/2050	5,410	5,434,362

Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	573,101

Series 2018, RB	5.00%	08/01/2033	500	441,732

PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,212,531

				31,388,528

Kansas-0.89%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,000	1,004,598

Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	190	155,386

University of Kansas Hospital Authority; Series 2015, Ref. RB	5.00%	09/01/2034	5,000	5,176,736

Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	115,000

Series 2016 II-A, RB (Acquired 06/24/2016-11/06/2019; Cost $1,858,901)(c)	5.00%	12/01/2031	1,800	414,000

Series 2016 II-A, RB	5.25%	12/01/2036	1,000	230,000

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	904,727

Series 2018 I, Ref. RB	5.00%	05/15/2033	500	464,337

Series 2019, Ref. RB	5.00%	05/15/2027	2,330	2,268,119

Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,180,499

				11,913,402

Kentucky-0.44%
Ashland (City of), KY (King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,028,649

Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	470	478,518

Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,205,503

Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	863,082

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,008,395

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	380	369,842

				5,953,989

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana-2.09%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(f)	6.00%	07/01/2023	$70	$70,052

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	4,095	4,247,595

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,825	1,831,436

Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB (Acquired 11/03/2021; Cost $ 881,195)(c)(e)	5.00%	06/01/2031	765	669,942

Series 2021, RB (Acquired 11/03/2021; Cost $ 1,745,034)(c)(e)	5.00%	06/01/2041	1,640	1,224,192

New Orleans (City of), LA Aviation Board; Series 2015 B, RB(f)	5.00%	01/01/2040	7,700	7,747,976

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2034	540	582,811

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,187,665

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	800,343

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	502,500

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,087,687

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	775,038

Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	555,829

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	4,000	4,096,672

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	2,780	2,800,759

				28,180,497

Maryland-0.37%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,130,294

Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,085,158

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	418,122

Baltimore (City of), MD (Harbor Point); Series 2022, RB	4.50%	06/01/2033	400	389,944

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	480	470,301

Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	500	498,885

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	40	40,293

				5,032,997

Massachusetts-0.64%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2039	1,000	962,613

Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	100	99,417

Series 2018, Ref. RB	3.75%	10/01/2024	250	245,935

Series 2018, Ref. RB	4.00%	10/01/2025	200	199,493

Series 2018, Ref. RB	4.00%	10/01/2026	100	100,016

Series 2018, Ref. RB	4.00%	10/01/2027	150	150,101

Series 2018, Ref. RB	4.25%	10/01/2028	320	320,674

Series 2018, Ref. RB	4.38%	10/01/2029	385	386,035

Series 2018, Ref. RB	4.50%	10/01/2030	690	692,171

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Geen Bonds); Series 2015, RB	5.00%	07/01/2044	750	758,007

Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	650,090

Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,549,394

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2057	1,500	1,318,026

Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(f)(k)	5.00%	12/15/2024	1,155	1,155,442

				8,587,414

Michigan-1.66%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	1,210	1,117,229

Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,163,415

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-(continued)
Detroit (City of), MI;
Series 2014 B-1, GO Bonds	0.00%	04/01/2044	$2,500	$1,844,838

Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,014,210

Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,430	1,431,925

Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	1,080	1,016,072

Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	90	89,061

Series 2019, Ref. RB	4.00%	02/01/2029	700	663,153

Series 2019, Ref. RB	5.00%	02/01/2033	830	819,315

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	10	10,022

Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,575	1,224,946

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,072,115

Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.00%	11/01/2023	100	99,812

Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	2,401,217

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	810	762,054

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	2,610	2,590,611

Michigan (State of) Strategic Fund (I-75 Improvement Project);
Series 2018, RB(f)	5.00%	12/31/2032	1,730	1,788,607

Series 2018, RB(f)	5.00%	12/31/2033	2,000	2,063,635

Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(e)	5.00%	07/01/2026	1,280	1,177,856

				22,350,093

Minnesota-1.26%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,101,102

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	3.50%	07/01/2027	500	464,566

Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	190	185,085

Series 2015 A, RB	5.25%	07/01/2030	580	549,410

Series 2015, RB	5.50%	07/01/2035	665	607,293

Series 2015, RB	5.75%	07/01/2046	1,400	1,202,412

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	975	785,568

Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	235	226,056

Series 2017, RB	5.00%	10/01/2037	1,000	902,903

Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,615,423

Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,058,837

Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	590,109

Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,091,197

Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	2,005,131

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	985,229

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB(a)(b)(e)	6.00%	07/01/2027	2,000	200,000

St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	140,299

St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	80	79,869

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,315	1,297,813

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	810	810,771

St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	212,571

Series 2018, Ref. RB	4.13%	10/01/2033	250	206,971

St. Paul Park (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	4.10%	09/01/2033	500	474,232

Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	100,225

				16,893,072

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-0.68%
Mississippi (State of) Development Bank (Hospital Construction); Series 2014, RB	5.00%	09/01/2030	$720	$730,115

Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,500	3,144,830

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	3,870	3,841,090

Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,620	1,435,780

				9,151,815

Missouri-1.72%
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,408,778

Series 2017 A, Ref. RB	4.00%	11/01/2026	750	726,016

Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,052

I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,680	1,646,645

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	235	228,038

Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,851,320

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	960	824,710

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	969,604

Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	767,041

Series 2017, Ref. RB	5.00%	05/15/2024	1,700	1,683,812

Series 2017, Ref. RB	5.25%	05/15/2037	1,000	852,837

Series 2017, Ref. RB	5.25%	05/15/2042	1,000	800,879

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.00%	08/15/2034	490	443,707

Series 2014 A, RB	5.25%	08/15/2039	5,235	4,589,608

Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	700	624,376

Series 2020, RB	4.13%	11/01/2038	2,500	2,092,370

Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	420	419,074

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	1,325	1,145,110

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	994,475

Series 2018 A, RB	5.00%	09/01/2026	1,000	992,250

				23,090,702

Nebraska-0.08%
Douglas (County of), NE Hospital Authority No. 2 (NE Methodist Health); Series 2015, Ref. RB	5.00%	11/01/2045	1,000	1,008,582

Nevada-0.38%
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2023	205	205,000

Series 2013, Ref. RB	5.00%	06/01/2024	20	20,214

Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	345	329,663

Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(e)	5.00%	07/15/2027	335	335,581

Series 2017 A, RB(e)	5.00%	07/15/2037	500	489,078

Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(e)	4.50%	12/15/2029	525	507,950

North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.50%	06/01/2037	750	750,525

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	1,500	1,390,747

Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,031,588

				5,060,346

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire-0.62%
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(e)(f)	4.00%	11/01/2027	$1,500	$1,430,900

Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	3,455	2,631,504

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	3,968	3,695,370

New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,585,000)(b)(c)(e)	5.25%	07/01/2027	1,323	291,090

Series 2017 B, RB (Acquired 06/12/2017; Cost $1,455,000)(b)(c)(e)	4.13%	07/01/2024	1,214	267,215

				8,316,079

New Jersey-1.60%
New Jersey (State of) Economic Development Authority; Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,507,083

New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(e)	5.00%	06/15/2039	825	788,170

New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	215	212,851

New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	395	389,264

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,305	1,274,911

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	494	526,904

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,275	1,253,960

New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	210	205,596

New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	715	586,372

Series 2008 A, RB(h)	0.00%	12/15/2035	1,000	609,072

Series 2009 A, RB(h)	0.00%	12/15/2032	1,465	1,020,345

Series 2013 AA, RB(a)(g)	5.25%	07/03/2023	1,150	1,150,810

Series 2018 A, RN(i)(j)	5.00%	06/15/2029	1,000	1,045,713

Series 2018 A, RN(i)(j)	5.00%	06/15/2030	2,845	2,971,728

Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,106,658

Series 2020 A, Ref. RN(i)(j)	5.00%	06/15/2031	4,680	4,880,763

Tobacco Settlement Financing Corp. Series 2018 B, Ref. RB	3.20%	06/01/2027	45	45,000

				21,575,200

New Mexico-0.23%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,125	1,122,139

Winrock Town Center Tax Increment Development District No. 1;
Series 2022, Ref. RB(e)	3.75%	05/01/2028	897	844,545

Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,100,138

				3,066,822

New York-6.04%
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2032	1,385	1,451,871

Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(e)	5.00%	10/01/2028	375	281,250

Series 2018, Ref. RB(e)	5.00%	10/01/2038	2,445	1,833,750

Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(e)(f)	5.25%	12/31/2033	3,000	2,754,872

Series 2019, Ref. RB(e)(f)	5.50%	12/31/2040	5,000	4,329,608

Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2041	525	427,798

Build NYC Resource Corp. (Shefa School);
Series 2021 A, RB(e)	2.50%	06/15/2031	375	306,572

Series 2021 A, RB(e)	5.00%	06/15/2051	750	640,715

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,926,537

Metropolitan Transportation Authority;
Series 2013 E, RB	5.00%	11/15/2038	1,400	1,370,473

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,061,941

Metropolitan Transportation Authority (Green Bonds); Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	4,384,829

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 01/19/2016-02/28/2018; Cost $1,107,150)(c)	5.00%	01/01/2058	$967	$435,304

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(c)(e)	9.00%	01/01/2041	445	369,350

New York & New Jersey (States of) Port Authority; Series 2014, Ref. RB(f)	5.00%	10/15/2044	2,380	2,389,207

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,222,346

New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	35	35,698

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,030	1,056,136

Series 2016 A, Ref. RB	6.00%	06/01/2043	3,055	3,104,059

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	3,000	3,038,425

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	3,025	3,119,994

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	5,495	5,501,781

Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,680	8,691,781

Series 2021, Ref. RB(f)	3.00%	08/01/2031	545	473,645

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2030	2,000	2,064,730

Series 2018, RB(f)	5.00%	01/01/2032	4,315	4,453,511

Series 2020, RB(f)	4.00%	10/01/2030	6,000	5,973,339

Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,195,157

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(f)	5.00%	12/01/2029	7,000	7,441,314

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	450,000

Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	450,000

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,086,614

				81,322,607

North Dakota-0.26%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	660	644,936

Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	2,894,443

				3,539,379

Ohio-2.59%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	2,034,269

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,475	2,293,105

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	610,153

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,001,825

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	486,483

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,572,214

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,347,815

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	165	164,775

Series 2004, RB	6.40%	02/15/2034	1,950	1,896,880

Greater Cincinnati (Port of), OH Development Authority (Convention Center Hotel Acquisition and Demolition); Series 2023, Ref. RB(e)	5.00%	05/01/2025	2,500	2,473,835

Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,700	1,628,398

Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2024	275	280,916

Series 2012, RB	5.25%	09/01/2025	290	296,187

Series 2012, RB	5.25%	09/01/2026	305	311,543

Series 2012, RB	5.25%	09/01/2027	320	326,893

Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	2,040	1,714,742

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	$1,000	$999,948

Series 2013, RB	5.00%	02/15/2044	3,000	2,684,333

Series 2013, RB	5.00%	02/15/2048	7,180	6,310,083

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	1,000	994,820

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(f)	4.25%	01/15/2038	250	237,681

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	580	579,936

Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(e)(f)	6.25%	12/01/2025	3,620	3,405,512

Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	35	34,973

Series 2014, RB	4.00%	12/15/2024	210	210,031

				34,897,350

Oklahoma-0.62%
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(b)	5.00%	08/01/2037	1,650	1,650

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(b)	4.75%	11/01/2023	978	2,446

Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,000,555

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2025	6,340	6,372,251

				8,376,902

Oregon-0.00%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,015

Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	10	10,016

				45,031

Pennsylvania-2.65%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2032	3,000	3,172,234

Series 2018, Ref. RB	5.00%	04/01/2030	3,875	4,108,895

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,013,905

Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $565,233)(c)	5.60%	07/01/2023	508	416,321

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	670	682,621

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2028	1,000	1,014,927

Series 2018, RB(e)	5.00%	05/01/2033	500	506,274

Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	204	200,685

Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	1,000	1,092,737

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	598,886

Series 2018, Ref. RB	5.00%	12/01/2030	910	853,606

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,165,854

Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	3,000	3,054,308

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(l)(m)	5.00%	12/31/2023	350	63,025

Series 2013, RB(l)(m)	5.00%	12/31/2023	167	30,004

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	10,080	10,173,511

Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(a)(e)(g)	5.00%	03/15/2028	115	125,300

Series 2017, Ref. RB(e)	5.00%	03/15/2045	1,885	1,584,778

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	$765	$722,117

Series 2019 A, RB	5.00%	06/15/2039	1,840	1,742,759

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	460,746

Series 2017, Ref. RB	5.00%	07/01/2032	1,000	911,682

				35,695,175

Puerto Rico-9.73%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	12,095	12,095,504

Series 2002, RB	5.63%	05/15/2043	7,645	7,688,386

Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB	6.00%	08/01/2024	10,675	280,219

Series 2011, RB	6.00%	08/01/2025	17,475	458,719

Series 2011, RB	6.00%	08/01/2026	6,495	170,494

Series 2011, RB	0.00%	08/01/2028	37,400	981,750

Series 2011, RB	5.50%	08/01/2031	54,770	1,437,713

PRHTA Custodial Trust; Series 2022, RB	5.75%	12/06/2049	242	86,979

PRPBA Custodial Trust; Series 2022, RB	0.00%	03/15/2049	278	2,648

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	1,819	1,733,965

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,034	1,195,235

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,997,682

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,000	3,182,588

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,036,143

Subseries 2022, RN	0.00%	11/01/2043	8,027	3,923,406

Subseries 2022, RN	0.00%	11/01/2051	2,118	1,024,385

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	655	662,715

Series 2020 A, Ref. RB(e)	5.00%	07/01/2035	4,000	4,006,923

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	2,500	2,499,565

Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	100,385

Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	156,044

Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,108

Series 2007 TT, RB(b)	5.00%	07/01/2032	1,990	1,427,825

Series 2007 TT, RB(b)	5.00%	07/01/2037	500	358,750

Series 2007 TT, RB(b)	0.00%	12/01/2049	1,380	969,450

Series 2007 UU, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	10	10,067

Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,444,662

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,687,298

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	991,091

Series 2010 AAA, RB(b)	5.25%	07/01/2028	5,685	4,078,988

Series 2010 CCC, RB(b)	5.25%	07/01/2026	6,565	4,693,975

Series 2010 DDD, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	40	40,269

Series 2010 XX, RB(b)	5.25%	07/01/2027	250	179,375

Series 2010 XX, RB(b)	5.25%	07/01/2040	1,875	1,345,313

Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	843,700

Series 2010 ZZ, Ref. RB(b)	5.00%	12/01/2049	6,280	4,411,700

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	333	320,351

Series 2022 B, RB(h)	0.00%	07/01/2032	217	137,968

Series 2022 C, RB(n)	5.00%	07/01/2053	370	225,988

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(f)	6.63%	06/01/2026	6,580	6,682,694

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico-(continued)
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	$1,450	$1,459,763

Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	307,054

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2024	373	356,887

Series 2018 A-1, RB(h)	0.00%	07/01/2027	1,027	864,707

Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,003	768,866

Series 2018 A-1, RB(h)	0.00%	07/01/2033	11,167	6,984,360

Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,179,902

Series 2018 A-1, RB	4.55%	07/01/2040	538	513,364

Series 2018 A-1, RB(h)	0.00%	07/01/2046	13,831	3,737,811

Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,268	2,244,039

Series 2018 A-1, RB	4.75%	07/01/2053	3,953	3,665,457

Series 2019 A-2, RB	4.33%	07/01/2040	7,975	7,408,222

Series 2019 A-2, RB	4.54%	07/01/2053	163	145,896

Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,022,767

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,535,000

Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,943,405

				130,873,520

Rhode Island-0.02%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	196,106

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,165

				276,271

South Carolina-0.72%
South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools); Series 2021, Ref. RB(e)	4.00%	06/01/2036	2,000	1,668,062

South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	1,000	1,087,059

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,641,255

South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	1,125	1,074,487

South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy);
Series 2021 A, RB(e)	4.00%	06/15/2031	200	180,841

Series 2021 A, RB(e)	5.00%	06/15/2041	1,840	1,591,440

South Carolina (State of) Public Service Authority; Series 2014 A, RB	5.50%	12/01/2054	2,450	2,463,452

				9,706,596

Tennessee-2.25%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	4,595	4,381,920

Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,678,690

Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	255,062

Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,035	1,038,375

Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,012,073

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,994,947)(c)(e)	5.25%	04/01/2028	2,000	700,000

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	205	177,552

Series 2013 A, Ref. RB	5.50%	09/01/2047	200	166,919

Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	985,272

Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,731,584

Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,475	1,258,728

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee-(continued)
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	$3,610	$3,574,073

Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,277,055

Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	5,000	4,979,428

				30,216,731

Texas-8.15%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	315	313,164

Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2023, RB(a)(e)	4.88%	06/15/2026	1,000	1,000,958

Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,400	1,240,325

Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,512,876

Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,692,194

Series 2021, RB	4.00%	08/15/2031	200	180,763

Series 2021, RB	5.00%	08/15/2041	600	534,038

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	585	566,862

Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	110	109,414

Series 2019, Ref. RB	5.15%	08/15/2029	890	881,560

Austin (City of), TX (Travis, Williamson and Hays Counties); Series 2017 B, RB(f)	5.00%	11/15/2046	4,500	4,553,259

Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2026	250	247,431

Series 2018, Ref. RB	5.00%	07/15/2026	1,000	989,724

Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,535,889

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(f)	7.00%	03/01/2039	400	369,843

Series 2019, RB(e)(f)	9.00%	03/01/2039	2,095	2,204,460

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(e)(f)	3.63%	07/01/2026	7,000	6,378,574

Clifton Higher Education Finance Corp.; Series 2018 A, RB	6.00%	03/01/2029	989	995,280

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,029,086

Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	96,228

Series 2021, RB(e)	4.75%	09/15/2031	100	92,936

Series 2021, RB(e)	5.25%	09/15/2051	500	465,224

Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	550,599

Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,279

Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,038,404

Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(d)(f)	5.13%	07/01/2032	5	5,004

Series 2002 B, RB (INS - AGM)(d)	5.00%	07/01/2032	50	50,051

Series 2011, Ref. RB(f)	6.50%	07/15/2030	1,450	1,454,434

Series 2015 B-1, RB(f)	5.00%	07/15/2030	5,000	5,019,960

Series 2015 B-1, RB(f)	5.00%	07/15/2035	7,500	7,502,562

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	5.00%	07/01/2029	1,500	1,500,249

Series 2020 A, Ref. RB(f)	5.00%	07/01/2027	2,325	2,345,778

Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	593,200

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(f)	5.00%	11/01/2028	3,000	3,000,419

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,140)(b)(c)	5.00%	02/15/2035	246	7,378

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,270,059

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2023	1,235	1,232,418

Series 2016, Ref. RB	4.00%	07/01/2028	2,915	2,552,005

Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,180,967

New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	5,000	4,583,709

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,273,929

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	$1,165	$1,017,326

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	1,100	1,078,870

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,150	1,142,776

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	403,226

Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(e)(f)	3.63%	01/01/2035	3,000	2,376,793

Series 2021, RB(e)(f)	2.50%	01/01/2030	2,150	1,731,475

Series 2021, RB(e)(f)	2.63%	01/01/2031	800	631,564

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(g)	6.75%	11/15/2024	95	97,083

Series 2014 A, RB(a)(g)	7.50%	11/15/2024	100	105,624

Series 2014 A, RB(a)(g)	7.75%	11/15/2024	1,815	1,923,446

Series 2014 A, RB(a)(g)	8.00%	11/15/2024	1,355	1,439,725

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	130	128,906

Series 2016, RB	5.38%	09/15/2030	665	661,344

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,253,020

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(b)	6.00%	02/15/2031	1,000	550,000

Series 2017, RB(b)	6.38%	02/15/2041	3,000	1,650,000

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	95	90,518

Series 2020, Ref. RB	4.00%	11/15/2027	1,000	941,819

Series 2020, Ref. RB	6.25%	11/15/2031	1,000	960,696

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	2,355	1,530,644

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	4,320	4,382,429

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(f)	6.75%	06/30/2043	10,000	10,057,637

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	30	30,215

				109,676,628

Utah-1.94%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,050	931,788

Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,461,130

Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.13%	06/01/2036	1,790	1,496,483

Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	1,771,529

Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.25%	08/01/2035	1,645	1,451,253

Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	994,237

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2036	1,500	1,271,812

Salt Lake City (City of), UT; Series 2017 A, RB(f)	5.00%	07/01/2036	3,000	3,103,556

Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(e)	6.75%	07/01/2035	2,500	2,505,218

UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	3,000	2,619,627

Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(e)	4.25%	06/15/2027	1,810	1,705,937

Series 2022, RB(e)	4.50%	06/15/2032	2,000	1,796,907

Series 2022, RB(e)	5.00%	06/15/2037	2,515	2,258,730

Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	140	136,272

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	472,146

Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,188,984

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah-(continued)
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(e)	3.50%	06/15/2025	$175	$170,370

Series 2020, Ref. RB(e)	4.00%	06/15/2030	520	490,349

Series 2020, Ref. RB(e)	5.00%	06/15/2040	350	336,788

				26,163,116

Virgin Islands-0.22%
Matching Fund Special Purpose Securitization Corp.;
Series 2022 A, Ref. RB	5.00%	10/01/2025	1,000	1,011,105

Series 2022 A, Ref. RB	5.00%	10/01/2026	1,000	1,009,079

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(f)	5.00%	09/01/2023	1,000	998,241

				3,018,425

Virginia-1.03%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	236,309

Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	1,000	920,975

Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(e)	4.00%	09/01/2023	140	139,721

Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,432,751

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(b)	4.30%	09/01/2030	770	584,137

Virginia (Commonwealth of) Public Building Authority; Series 2022 A, RB	4.00%	08/01/2042	5,000	5,057,453

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(f)	5.00%	01/01/2037	3,200	3,312,005

Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	2,310	2,132,352

				13,815,703

Washington-1.25%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	395	406,258

Series 2018 B, RB(e)	5.00%	01/01/2032	100	102,850

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	105	104,774

King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,011

King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,175	1,202,210

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,477,212

Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2014 C, RB	5.00%	10/01/2044	4,165	3,993,297

Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	440	416,982

Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(e)	3.70%	07/01/2023	80	79,869

Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	332,660

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,452,888

Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,385,883

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	878,282

				16,838,176

West Virginia-0.44%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	175	175,000

Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(e)	5.75%	06/01/2042	1,000	726,926

Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	362,595

Series 2015, Ref. RB	5.00%	07/01/2026	460	461,841

Series 2015, Ref. RB	5.00%	07/01/2027	560	562,898

Series 2015, Ref. RB	4.00%	07/01/2035	190	168,052

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	2,450	2,450,872

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia-(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(f)	6.75%	02/01/2026	$1,000	$700,000

Series 2018, RB(e)(f)	8.75%	02/01/2036	320	256,000

				5,864,184

Wisconsin-3.90%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	702,300

Series 2018 B, Ref. RB	3.75%	10/01/2029	175	168,468

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,182,069

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	887,716

Series 2019, Ref. RB	5.00%	11/01/2030	1,035	966,094

Series 2019, Ref. RB	5.00%	11/01/2039	1,000	853,535

Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	804,028

Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries); Series 2021, Ref. RB	4.00%	01/01/2037	1,470	1,194,733

Wisconsin (State of) Public Finance Authority;
Series 2020 A, RB(e)	4.00%	03/01/2030	1,810	1,665,276

Series 2022 B, RB(e)	7.00%	02/01/2028	700	695,242

Series 2022, RB(e)	5.38%	06/01/2037	670	654,870

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.25%	10/01/2031	2,000	1,200,000

Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	430,380

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(b)(e)	6.25%	08/01/2027	500	381,875

Series 2017, RB(b)(e)	6.75%	08/01/2031	500	325,000

Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	478,789

Series 2021 A, RB(e)	5.00%	06/15/2041	615	517,257

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	650	643,448

Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	986,405

Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	384,410

Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(e)	5.00%	06/01/2039	2,115	1,952,601

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $1,500,000)(b)(c)(e)	5.75%	11/01/2024	1,500	900,000

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	3,863,590

Series 2020, RB(e)	7.00%	02/01/2025	285	284,082

Series 2022 A, RB(e)	6.13%	02/01/2039	4,175	3,742,572

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,470	1,408,564

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,622,983

Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	155	138,683

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	3,405	2,939,687

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	485	456,128

Series 2019, RB(e)	5.00%	06/15/2039	440	411,406

Series 2019, RB(e)	5.00%	06/15/2049	540	477,044

Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	4,672,098

Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,471,370

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2022, RB(e)(g)	4.00%	04/01/2032	15	15,707

Series 2022, RB(e)	4.00%	04/01/2032	860	812,091

Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(e)	4.00%	06/01/2036	1,500	1,268,116

Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	4.50%	06/15/2032	500	465,772

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	$910	$869,316

Wisconsin (State of) Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	1,881,621

Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	1,982,477

Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,058,692

Series 2018 A, Ref. RB	5.25%	10/01/2032	720	738,540

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	1,000	852,104

				52,407,139

Total Municipal Obligations (Cost $1,397,268,414)				1,324,577,098

U.S. Dollar Denominated Bonds & Notes-0.24%
California-0.24%
CalPlant I LLC;
Series 21A(e)(l)	9.50%	06/05/2023	255	255,000

Series 21B(e)(l)	9.50%	08/31/2023	955	955,000

Series 22A(e)(l)	9.50%	08/31/2023	530	530,000

Series 22B(e)(l)	9.50%	08/31/2023	45	45,000

Series 22C(e)(l)	9.50%	08/31/2023	345	345,000

Series 22X(e)	9.50%	08/31/2023	520	520,000

Series 23A(e)(l)	9.50%	08/31/2023	180	180,000

Series 23B(e)(l)	9.50%	08/31/2023	165	165,000

Series 23D(e)	9.50%	07/31/2023	225	225,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $3,220,000)				3,220,000

			Shares
Common Stocks & Other Equity Interests-0.00%
Resolute Forest Products, Inc. (Cost $9,595)(l)			6,757	9,595

TOTAL INVESTMENTS IN SECURITIES(o)-98.69% (Cost $1,400,498,009)				1,327,806,693

FLOATING RATE NOTE OBLIGATIONS-(0.96)%
Notes with interest and fee rates ranging from 3.96% to 3.97% at 05/31/2023 and contractual maturities of collateral ranging from 05/01/2025 to 06/15/2031(p)				(12,945,000)

BORROWINGS-(0.27)%				(3,700,000)

OTHER ASSETS LESS LIABILITIES-2.54%				34,313,093

NET ASSETS-100.00%				$1,345,474,786

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $27,850,367, which represented 2.07% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2023 was $13,824,753, which represented 1.03% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $310,684,741, which represented 23.09% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $10,940,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $18,486,993 are held by TOB Trusts and serve as collateral for the $12,945,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	198	September-2023	$(22,664,813)	$(14,706)	$(14,706)

(a)	Futures contracts collateralized by $2,953,091 cash held with Goldman Sachs International, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,324,484,069	$93,029	$1,324,577,098

U.S. Dollar Denominated Bonds & Notes	–	745,000	2,475,000	3,220,000

Common Stocks & Other Equity Interests	–	–	9,595	9,595

Total Investments in Securities	–	1,325,229,069	2,577,624	1,327,806,693

Other Investments - Assets*

Investments Matured	–	5,146,201	260,000	5,406,201

Other Investments - Liabilities

Futures Contracts	(14,706)	–	–	(14,706)

Total Investments	$(14,706)	$1,330,375,270	$2,837,624	$1,333,198,188

*	Futures contracts are valued at unrealized appreciation. Investments matured are shown at value.

Invesco Short Duration High Yield Municipal Fund